Average Annual Total Returns - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 29, 2024
VIP Strategic Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.41%
Past 5 years	3.73%
Past 10 years	3.36%
VIP Strategic Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.42%
Past 5 years	3.66%
Past 10 years	3.28%
VIP Strategic Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.18%
Past 5 years	3.47%
Past 10 years	3.10%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
F0097
Average Annual Return:
Past 1 year	9.50%
Past 5 years	2.91%
Past 10 years	2.94%